Lease (Schedule of Future Rental Income) (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Future minimum rental income
Year ending March 31, 2023	$ 1,233
Year ending March 31, 2024	628
Year ending March 31, 2025	205
Total minimum future rental income	$ 2,066